Note 17 - Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of supplemental cash flow information [text block]
17 .	SUPPLEMENTAL CASH FLOW INFORMATION

	2019	2018
Income taxes and other taxes paid	$142,940	$154,654
Interest paid	$27,590	$43,032